PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property and equipment, net
Total Assets	$ 81,236	$ 166,690
Less accumulated depreciation	(63,734)	(117,678)
Net Assets	17,502	49,012
Office Equipment and Fixtures
Property and equipment, net
Total Assets	63,315	99,404
Software
Property and equipment, net
Total Assets	$ 17,921	18,910
Auto
Property and equipment, net
Total Assets		$ 48,376